Financial investments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Investments

	2018	2017
Financial investments (a)	810,812	46,323
Multimarket investment fund (b)	—	36,686
Other	347	199

	811,159	83,208

Current	806,789	83,009
Non-current	4,370	199

(a)

Financial investments correspond to investments in non exclusive funds managed by highly rated financial institutions. As of December 31, 2018, the average interest on these funds are equivalent to 100.9% (2017: 101.9%) of the CDI.

(b)	Multimarket non exclusive investment fund corresponds to investments entered to achieve a fixed return of 102.1% (2017: 102.3%) of the CDI. The fund is managed by a highly rated financial institution.